Goodwill - Summary of Changes in Carrying Amount of Goodwill by Reportable Segment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Goodwill [Line Items]
Acquisition of Flotek	$ 82,340
Balances at June 30, 2022	82,340
Other [Member]
Goodwill [Line Items]
Acquisition of Flotek	82,340
Balances at June 30, 2022	$ 82,340